ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2014	2015
	US$	US$
Accounts receivable:
Gross	32,420,858	36,593,434
Unearned interest	(1,971,843)	(2,463,474)
Total accounts receivable	30,449,015	34,129,960
Less: allowance for doubtful accounts	(5,776,525)	(10,295,762)
Accounts receivable, net	24,672,490	23,834,198

Classification of Accounts Receivable
	December 31,
	2014	2015
	US$	US$
Accounts receivable, net – current portion	23,184,239	22,637,451
Accounts receivable, net – non-current portion	1,488,251	1,196,747
Total accounts receivable, net	24,672,490	23,834,198

Summary of Allowance for Doubtful Accounts
	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$
Balance at the beginning of the year	1,306,306	2,303,029	5,776,525
Additions charged to bad debt expense	941,065	7,487,174	10,134,357
Write-off of bad debt allowance	—	(4,035,620)	(5,073,810)
Foreign currency translation adjustment	55,658	21,942	(541,310)
Balance at the end of the year	2,303,029	5,776,525	10,295,762

Schedule of Aging Accounts Receivable
	As of December 31,
	2014	2015
	US$	US$
Aging:
– current	11,940,237	16,072,343
– 1-3 months past due	5,058,887	5,698,759
– 4-6 months past due	4,139,377	2,059,362
– 7-12 months past due	6,119,995	2,774,243
– greater than one year past due	3,190,519	7,525,253
Total accounts receivable	30,449,015	34,129,960